UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000

November 3, 2005


Securities and Exchange Commission
100 F. Street N.E.
Washington, DC 20549

Re: The Bramwell Funds, Inc. (the "Registrant")
(33-79742; 811-8546)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the Registrant, dated November 1, 2005, no changes were made to the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 18 to the Registrant's registration statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 31, 2005.


Very truly yours,
/s/Lesli Hosford McLinden
Senior Counsel